Consolidated Statements of Earnings (Loss) (unaudited) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021 [1]	Jun. 30, 2022	Jun. 30, 2021 [1]
Revenues
Gross Sales	$ 20,747		$ 11,170	$ 38,130	$ 20,836
Less: Royalties	1,582		533	2,767	906
Revenue	19,165		10,637	35,363	19,930
Expenses
Purchased Product	9,396	$ 7,482	5,255	16,878	9,458
Transportation and Blending	3,048	$ 2,975	1,854	6,023	3,673
Operating	1,481		1,144	2,768	2,278
(Gain) Loss on Risk Management	283		600	1,568	794
Depreciation, Depletion and Amortization	1,132		1,036	2,162	2,081
Exploration Expense	10		4	26	10
(Income) Loss From Equity-Accounted Affiliates	2		(13)	(2)	(27)
General and Administrative	218		170	417	333
Finance Costs	195		232	424	476
Interest Income	(8)		(3)	(23)	(7)
Integration Costs	28		34	52	257
Foreign Exchange (Gain) Loss, Net	192		(172)	90	(289)
Re-measurement of Contingent Payment	15		249	251	436
(Gain) Loss on Divestiture of Assets	(62)		(60)	(304)	(72)
Other (Income) Loss, Net	(38)		(29)	(408)	(101)
Earnings (Loss) Before Income Tax	3,273		336	5,441	630
Income Tax Expense (Recovery)	841		112	1,384	186
Net Earnings (Loss)	$ 2,432		$ 224	$ 4,057	$ 444
Net Earnings (Loss) Per Common Share ($)
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 1.23		$ 0.11	$ 2.04	$ 0.21
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 1.19		$ 0.11	$ 1.98	$ 0.21

[1]	See Note 3 for revisions to prior period results.